Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002470
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Value Equity Fund
C000156024
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Value Equity Fund
C000002468
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Mid Cap Fund
C000156023
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Mid Cap Fund
C000002467
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Mid Cap Growth Fund
C000156022
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus Mid Cap Growth Fund
C000259717
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus International Equity Fund
C000259718
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Parnassus International Equity Fund
Without Sales Load [Member] | C000240326
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	29.75%
Without Sales Load [Member] | C000240327
Average Annual Return [Line Items]
Average Annual Return, Percent		19.83%	30.02%
Without Sales Load [Member] | C000002470
Average Annual Return [Line Items]
Average Annual Return, Percent		19.04%		11.37%	13.86%
Without Sales Load [Member] | C000156024
Average Annual Return [Line Items]
Average Annual Return, Percent		19.32%		11.62%	14.11%
Without Sales Load [Member] | C000002468
Average Annual Return [Line Items]
Average Annual Return, Percent		12.85%		5.01%	9.01%
Without Sales Load [Member] | C000156023
Average Annual Return [Line Items]
Average Annual Return, Percent		13.08%		5.22%	9.24%
Without Sales Load [Member] | C000002467
Average Annual Return [Line Items]
Average Annual Return, Percent		9.19%		3.54%	8.98%
Without Sales Load [Member] | C000156022
Average Annual Return [Line Items]
Average Annual Return, Percent		9.34%		3.67%	9.12%
Without Sales Load [Member] | C000259717
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%
Without Sales Load [Member] | C000259718
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	23.55%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	23.55%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.59%
MSCI EAFE Index (net)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.44%
MSCI EAFE Index (net)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.44%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.56%	31.89%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.56%	31.89%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
Russell Midcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.60%		8.67%	11.01%
Russell Midcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.60%		8.67%	11.01%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%		6.65%	12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%		6.65%	12.49%